Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	CASH AND CASH EQUIVALENTS
The main components of cash equivalents were:
•UCITS and interest-bearing current accounts, available immediately;
•Term accounts, available within the contractual maturities or by the way of early exit with no penalty; and
•Negotiable medium-term notes, available with a quarterly maturity or by the way of early exit with no penalty.
These investments, summarized in the tables below, are short-term, highly liquid and subject to insignificant risk of changes in value.

Cash and cash equivalents	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Short-term deposits	263,147	166,034	69,045
Cash on hand and bank accounts	13,601	4,995	189,711
TOTAL	276,748	171,029	258,756

Short-term deposits	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
UCITS	3,096	2,060	—
TERM ACCOUNTS	215,018	143,827	69,045
INTEREST-BEARING CURRENT ACCOUNT	45,033	20,147	—
TOTAL	263,147	166,034	69,045